Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Net operating loss carryforwards	$ 15,236	$ 10,102
Research and development credit carryforwards	666	404
Stock-based and other compensation	2,131	1,616
Lease liability	1,143	12
Capitalized research and development expenditures	3,109	1,306
Transaction and financing costs		537
Depreciation and amortization	1,508	207
Accrued liabilities and other reserves	1,217	1,376
Total deferred tax assets	25,010	15,560
Right-of-use and other assets	(1,147)	(10)
Total deferred tax liabilities	(1,147)	(10)
Valuation allowance	(23,863)	(15,550)
Net deferred tax asset